Financial Assets At Fair Value - Summary of Financial Assets at Fair Value Through Profit or Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Settlements (including coupon interest received, net of fees)	¥ (195,364)
Level 3
Disclosure of fair value measurement of assets [line items]
Opening balance		¥ 13,068	¥ 30,632
Additions	41,000	114,500	106,600
Settlements (including coupon interest received, net of fees)	(41,140)	(128,004)	(124,836)
Fair value gains recognized in profit or loss	140	¥ 436	672
Closing balance	0		13,068
*Includes unrealized gains recognized in profit or loss attributable to balances held at the end of the reporting period			¥ 68
Level 1
Disclosure of fair value measurement of assets [line items]
Additions	655,806
Settlements (including coupon interest received, net of fees)	(536,858)
Fair value gains recognized in profit or loss	1,711
Exchange difference	7,267
Closing balance	¥ 127,926